(12) Commitments and Contingencies: Schedule of Future Minimum Rental Payments for Operating Leases (Details) (Scenario, Previously Reported, USD $)	Sep. 30, 2012
Scenario, Previously Reported
2013	$ 463,902
2014	157,014
2015	22,113
Thereafter	0
Total	$ 643,029